Income tax (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disclosure of other provisions [line items]
Current tax	€ 793	€ (208)	€ 1,387	€ 53
Total tax expense (income)	793	€ (208)	1,387	€ 53
Other provisions	30,938		30,938		€ 27,266
Income tax payables	355		355		400
Provision for income tax	9,890		9,890		9,656
Total income tax payables	10,245		10,245		10,056
Minimum [Member]
Disclosure of other provisions [line items]
Current tax			285
Tax risks
Disclosure of other provisions [line items]
Other provisions	28,583		28,583		25,840
Provision for other expenses
Disclosure of other provisions [line items]
Other provisions	€ 1,557		€ 1,557		€ 877